Assets and Liabilities for insurance and reinsurance contracts	12 Months Ended
Dec. 31, 2024
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Abstract]
Assets and Liabilities for insurance and reinsurance contracts
14.
Assets and Liabilities for insurance and reinsurance contracts
(a)
This caption is comprised of the following:

	2024			2023
	Assets	Liabilities	Net	Assets	Liabilities	Net
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Reinsurance contracts held (*)	(18,602)	1,968	(16,634)	(26,287)	1,895	(24,392)

Insurance contracts issued
Liability for remaining coverage	—	12,335,922	12,335,922	—	12,000,220	12,000,220
Liability for incurred claims	—	186,430	186,430	—	205,421	205,421
Total insurance contracts issued (b) and (c)	—	12,522,352	12,522,352	—	12,205,641	12,205,641
Total insurance contracts issued and reinsurance contracts held	(18,602)	12,524,320	12,505,718	(26,287)	12,207,536	12,181,249

(*) Correspond to the ceded part of the reinsurance contracts mainly life insurance contracts.

The Group disaggregates the information to provide disclosure regarding the life insurance contracts issued and reinsurance contracts issued separately. This disaggregation has been determined based on how the insurance company is managed.

(b) The movement of issued insurance contract liabilities is presented below:

	2024
	Liabilities for remaining coverage		Liabilities for incurred claims in contracts measured by the general model (BBA) and variable free approach (VFA)		Liabilities incurred claims in contracts measured by the Premium Allocation Approach (PAA)
	Excluding loss component	Loss component	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1, 2024	11,301,149	699,071	155,649	5,257	43,237	1,278	12,205,641
Insurance premiums earned	(768,758)	—	—	—	—	—	(768,758)
Contracts under fair value, BBA and VFA approach	(545,835)	—	—	—	—	—	(545,835)
Contracts under PAA approach	(222,923)	—	—	—	—	—	(222,923)
Insurance service expenses	136,433	6,872	454,446	(990)	101,245	(497)	697,509
Incurred claims and other expenses	—	—	979,959	106	47,549	(497)	1,027,117
Amortization of insurance acquisition cash flows	136,433	—	—	—	—	—	136,433
Losses on onerous contracts and reversals of those losses	—	6,872	—	—	—	—	6,872
Changes to liabilities for incurred claims	—	—	(525,513)	(1,096)	53,696	—	(472,913)
Insurance service result	(632,325)	6,872	454,446	(990)	101,245	(497)	(71,249)
Insurance financial expenses	622,647	32,557	—	—	—	—	655,204
Insurance financial result	563,093	32,557	—	—	—	—	595,650
Interest rate effect (*), see Note 3.4(d.1)	59,554	—	—	—	—	—	59,554
Effect of movements in exchange rates	67,098	3,668	292	4	146	1	71,209
Total changes in the statement of income and other comprehensive income	57,420	43,097	454,738	(986)	101,391	(496)	655,164
Total cash flows and investment component	235,185	—	(462,286)	—	(111,352)	—	(338,453)
Premiums received	1,029,082	—	—	—	—	—	1,029,082
Claims and other expenses paid	—	—	(1,039,615)	—	(111,352)	—	(1,150,967)
Insurance acquisition cash flows	(216,568)	—	—	—	—	—	(216,568)
Investment component	(577,329)	—	577,329	—	—	—	—
Balance as of December 31, 2024	11,593,754	742,168	148,101	4,271	33,276	782	12,522,352

(*) Comprises the variation in market interest rate. In 2024, the rates for pension business in US Dollars presented an increase from 6.409 percent in 2023 to 6.412 percent in 2024; whereas rates for pension business in soles presented a decrease from 6.962 percent in 2023 to 6.922 percent in 2024; and rates for pension business in soles VAC presented a decrease, from 3.722 percent in 2023 to 3.599 percent in 2024.

	2023
	Liabilities for remaining coverage		Liabilities for incurred claims in contracts measured by the general model (BBA) and variable free approach (VFA)		Liabilities incurred claims in contracts measured by the Premium Allocation Approach (PAA)
	Excluding loss component	Loss component	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1, 2023	10,337,035	685,630	151,594	5,411	45,278	2,897	11,227,845
Insurance premiums earned	(720,636)	—	—	—	—	—	(720,636)
Contracts under fair value, BBA and VFA approach	(495,923)	—	—	—	—	—	(495,923)
Contracts under PAA approach	(224,713)	—	—	—	—	—	(224,713)
Insurance service expenses	127,009	(12,547)	433,958	(81)	106,801	(1,566)	653,574
Incurred claims and other expenses	—	—	965,054	(81)	58,884	(1,566)	1,022,291
Amortization of insurance acquisition cash flows	127,009	—	—	—	—	—	127,009
Losses on onerous contracts and reversals of those losses	—	(12,547)	—	—	—	—	(12,547)
Changes to liabilities for incurred claims	—	—	(531,096)	—	47,917	—	(483,179)
Insurance service result	(593,627)	(12,547)	433,958	(81)	106,801	(1,566)	(67,062)
Insurance financial expenses	1,499,572	29,771	—	—	(545)	—	1,528,798
Insurance financial result	543,941	29,771	—	—	(545)	—	573,167
Interest rate effect (*), see note 3.4(d.1)	955,631	—	—	—	—	—	955,631
Effect of movements in exchange rates	(135,726)	(3,736)	(447)	(73)	(213)	(53)	(140,248)
Total changes in the statement of income and other comprehensive income	770,219	13,488	433,511	(154)	106,043	(1,619)	1,321,488
Total cash flows and investment component	193,895	(47)	(429,456)	—	(108,084)	—	(343,692)
Premiums received	974,312	—	—	—	—	—	974,312
Claims and other expenses paid	—	—	(996,755)	—	(108,084)	—	(1,104,839)
Insurance acquisition cash flows	(213,118)	(47)	—	—	—	—	(213,165)
Investment component	(567,299)	—	567,299	—	—	—	—
Balance as of December 31, 2023	11,301,149	699,071	155,649	5,257	43,237	1,278	12,205,641

(*) Comprises the variation in market interest rate. In 2023, the rates for pension business in US Dollars presented a decrease from 6.472 percent in 2022 to 6.409 percent in 2023; whereas rates for pension business in soles presented a decrease from 8.139 percent in 2022 to 6.962 percent in 2023; and rates for pension business in soles VAC presented a decrease, from 4.765 percent in 2022 to 3.722 percent in 2023.

(c) Following is the movement of the issued insurance contracts’ net asset or liability, showing the present value estimates of future cash flows, risk adjustment and the contractual service margin (CSM) for portfolios included in the life insurance unit:

	2024				2023
	Estimates of the present value of future cash flows	Risk Adjustment	Contractual Service Margin (d)	Total	Estimates of the present value of future cash flows	Risk Adjustment	Contractual Service Margin (d)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1	11,072,275	302,764	742,870	12,117,909	10,256,194	277,973	599,799	11,133,966
Changes that relate to current services
Contractual service margin recognized for services provided	—	—	(94,596)	(94,596)	—	—	(80,778)	(80,778)
Risk adjustment recognized for the risk expired	—	(12,257)	—	(12,257)	—	(306)	—	(306)
Experience adjustments	(30,427)	—	—	(30,427)	(114,952)	—	—	(114,952)
Changes that relate to future services
Contracts initially recognized in the period	(260,895)	13,417	269,737	22,259	(249,907)	9,441	289,323	48,857
Changes in estimates that adjust the contractual service margin	101,713	(6,470)	(95,243)	—	98,096	609	(98,705)	—
Changes in estimates that do not adjust the contractual service margin	88,456	(36,502)	—	51,954	70,637	17,930	—	88,567
Changes that relate to past services
Adjustments to liabilities for incurred claims	(6,806)	—	—	(6,806)	2,866	—	—	2,866
Insurance service result	(107,959)	(41,812)	79,898	(69,873)	(193,260)	27,674	109,840	(55,746)
Insurance financial expenses	593,390	15,090	46,348	654,828	1,471,337	111	37,868	1,509,316
Insurance financial result	533,836	15,090	46,348	595,274	515,706	111	37,868	553,685
Interest rate effect (*), see Note 3.4(d.1)	59,554	—	—	59,554	955,631	—	—	955,631

Effect of movements in Exchange rates	68,328	1,242	1,735	71,305	(111,021)	(2,994)	(4,637)	(118,652)
Total changes in the statement of income and other comprehensive income	553,759	(25,480)	127,981	656,260	1,167,056	24,791	143,071	1,334,918
Cash flows	(320,911)	—	—	(320,911)	(350,975)	—	—	(350,975)
Premiums received	812,221	—	—	812,221	737,205	—	—	737,205
Claims and other expenses paid	(1,039,615)	—	—	(1,039,615)	(996,755)	—	—	(996,755)
Insurance acquisition cash flows	(93,517)	—	—	(93,517)	(91,425)	—	—	(91,425)
Balance as of December 31	11,305,123	277,284	870,851	12,453,258	11,072,275	302,764	742,870	12,117,909

(*) Balance does not include PPA movement of LRC and LIC amounting to S/69,094,000 and S/87,732,000 as of December 31, 2024 and 2023, respectively.

(d) Following is the CSM movement for insurance contract portfolios for the periods 2024 and 2023:

	2024	2023
	Total Contracts using the fair value approach	Total Contracts using the fair value approach
	S/(000)	S/(000)
Contractual Service Margin as of January 1	742,870	599,799
Changes that relate to current services
Contractual service margin recognized for services provided	(94,596)	(80,778)
Changes that relate to future services
Contracts initially recognized in the period	269,737	289,323
Changes in estimates that adjust the contractual service margin	(95,243)	(98,705)
Insurance service result	79,898	109,840
Insurance financial expenses	46,348	37,868
Effect of movements in exchange difference	1,735	(4,637)
Total changes in the statement of income	127,981	143,071
Other movements	—	—
Balance as of December 31	870,851	742,870

(e) The following table details the components of the new insurance contracts issued and included in the life insurance unit:

	2024			2023
	Contracts issued			Contracts issued
	Non-onerous	Onerous	Total	Non-onerous	Onerous	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contract liabilities
Estimate of present value of future cash outflows, excluding insurance acquisition cash flows	652,557	218,540	871,097	683,302	99,200	782,502
Estimates of insurance acquisition cash flows	75,164	17,338	92,502	81,957	8,875	90,832
Estimate of present value of future cash outflows	727,721	235,878	963,599	765,259	108,075	873,334
Estimates of present value of future cash inflows	(1,008,629)	(215,865)	(1,224,494)	(1,063,336)	(59,905)	(1,123,241)
Risk adjustment	11,171	2,246	13,417	8,754	687	9,441
Contractual service margin	269,737	—	269,737	289,323	—	289,323
Losses on onerous contracts at initial recognition	—	22,259	22,259	—	48,857	48,857

(f) Following is the disclosure of when the CSM is expected to be in profit or loss in future years:

	2024
	Less than a year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance contracts issued -
Pensions	(11,923)	(10,803)	(9,509)	(8,481)	(7,654)	350,817	302,447
Life	(3,773)	(3,615)	(2,780)	(877)	1,665	448,532	439,152
General insurance	30,864	23,683	16,570	11,035	6,961	40,139	129,252
	15,168	9,265	4,281	1,677	972	839,488	870,851

	2023
	Less than a year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance contracts issued -
Pensions	(11,028)	(10,474)	(9,441)	(8,398)	(7,570)	294,707	247,796
Life	(3,681)	(2,111)	(776)	1,271	4,240	347,975	346,918
General insurance	38,088	27,662	19,468	12,920	8,397	41,621	148,156
	23,379	15,077	9,251	5,793	5,067	684,303	742,870

(g) Reconciliation of the amount included in net unrealized income for insurance premium reserves. On transition to IFRS 17, the Group applied the fair value approach for certain groups of contracts with term-life cover and surrender options. The movement in the fair value reserve for related financial assets measured at fair value through other comprehensive income is disclosed below:

	2024	2023
	S/(000)	S/(000)
Cumulative other comprehensive income, opening balance	744,116	1,714,334
Losses recognized in other comprehensive income in the period	(59,554)	(955,631)
Rate effect of “Renta Particular” contract (*)	1,065	(14,587)
Others	(2,900)	—
Cumulative other comprehensive income, closing balance	682,727	744,116

(*) Comprises the variation in market interest rate of contracts with investment component recorded in the caption “other accounts payable, provisions and other liabilities”, see Note 10.